UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS	9 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
UNAUDITED PRO FORMA CONDENSED COMBINED FINANCIAL STATEMENTS

Unaudited pro forma condensed combined financial statements

The following unaudited pro forma condensed combined financial statements give effect to the reverse acquisition between QDM International Inc. (“QDM”) and QDM Holdings Limited (“QDM BVI”).

	QDM International Inc.	QDM Holdings Limited	Pro Forma Adjustments		Notes	Combined
	US$	US$	US$			US$
Assets
Current Assets
Cash and cash equivalents	157	54,369				54,516
Accounts receivables, net	-	17,142				17,142
Prepaid expenses	18,000	15,597				33,597
Deferred costs	-	115,000				115,000
Due from related parties	-	10,009	(10,009)		3(a)	-
Total current assets	18,157	212,107				220,256
Non-current assets
Property and equipment, net	-	167				167
Total assets	18,157	212,274				220,422

Liabilities and shareholders’ equity
Liabilities:
Current liabilities
Accounts payable and accrued liabilities	-	7,489				7,489
Due to related parties	95,600	182,243	(10,009)		3(a)	267,834
Total current liabilities	95,600	189,732				275,323

Total liabilities	95,600	189,732				275,323

Commitments and contingencies
Shareholders’ equity
Common stock	167	50,000	(50,000)		3(b)	167
Preferred stock	135	-	90		3(b)	225
Treasury stock	(60,395)	-				(60,395)
Subscriptions receivable	-	(48,718)				(48,718)
Additional paid-in-capital	9,064,445	408,974	49,910	(9,081,796)	3(b)	441,534
Deficit	(9,081,796)	(387,714)		9,081,796	3(b)	(387,714)
Total shareholders’ equity	(77,443)	22,542				(54,901)

Total liabilities and shareholders’ equity	18,157	212,274				220,422

	QDM International Inc.	QDM Holdings Limited	Pro Forma Adjustments	Notes	Combined
	US$	US$	US$		US$
Revenue	-	110,474			110,474
Costs of sales	-	107,489			107,489

Gross profit	-	2,985			2,985
Operating costs and expenses
General and administrative	150,687	90,968			241,655
Total operating costs and expenses	150,687	90,968			241,655

Loss from operations	(150,687)	(87,983)			(238,670)

Other (income) expenses:
Finance costs	2,365	231			2,596
Other expense (income), net	17	(3,596)			(3,579)
Total other (income) expenses	2,382	(3,365)			(983)

Loss before provision for income taxes	(153,069)	(84,618)			(237,687)

Net income (loss)

Basic & diluted net loss per share	(0.11)	-			(0.17)

Weighted average number of ordinary shares-basic and diluted	1,427,870	-			1,427,870

	QDM International Inc. (Fiscal year ended December 31, 2019)	QDM Holdings Limited (Fiscal year ended March 31, 2020)	Pro Forma Adjustments	Notes	Combined
	US$	US$	US$		US$
Revenue	-	221,289			221,289
Costs of sales	-	200,011			200,011

Gross profit	-	21,278			21,278
Operating costs and expenses
General and administrative	440,165	151,893			592,058
Total operating costs and expenses	440,165	151,893			592,058

Loss from operations	(440,165)	(130,615)			(570,780)

Other (income) expenses:
Finance costs	27,069	84			27,153
Other expense (income), net	-	(105,616)			(105,616)
Total other (income) expenses	27,069	(105,532)			(78,463)

Loss before provision for income taxes	(467,234)	(25,083)			(492,317)

Net income (loss)

Basic & diluted net loss per share	(0.91)	-			(0.96)

Weighted average number of ordinary shares-basic and diluted	513,251	-			513,251

1. Share exchange transaction

On October 21, 2020, QDM, a Florida corporation, entered into a share exchange agreement (the “Share Exchange Agreement”) with QDM BVI, a private operating corporation, and Huihe Zheng, the sole shareholder and director of QDM BVI, to acquire all the issued and outstanding capital stock of QDM BVI in exchange for 900,000 shares of a newly designated Series C Convertible Preferred Stock, par value $0.0001 per share, of QDM.

2. Basis of presentation

The acquisition was accounted for as a reverse acquisition effected by the Share Exchange Agreement, wherein QDM BVI is considered the acquirer and QDM is considered the acquiree for accounting purposes. The acquisition is of a private operating company (QDM BVI) by a corporation (QDM) resulted in the owners and management of the private company having actual or effective voting and operating control of the combined company. Therefore, the reverse acquisition is deemed to be a capital transaction in substance, rather than a business combination. Accordingly, the assets and liabilities of the acquired entity have been brought forward at their book value and no goodwill or other intangible assets have been recognized.

The pro forma condensed combined financial statements are based on QDM’s historical financial statements and QDM BVI’s historical consolidated financial statements as adjusted to give effect to the reverse acquisition. The unaudited pro forma condensed combined statements of operations for the nine months ended September 30, 2020 and the 12 months ended December 31, 2020 for QDM and 12 months ended March 31, 2020 for QDM BVI give effect to these transactions as if they had occurred on the first date the above respective periods. The unaudited pro forma condensed combined balance sheets as of September 30, 2020 give effect to these transactions as if they had occurred on September 30, 2020.

The historical consolidated financial statements have been adjusted in the pro forma condensed combined financial statements to give effect to pro forma events that are (1) directly attributable to the reverse acquisition, (2) factually supportable and (3) with respect to the pro forma condensed combined statements of operations, expected to have a continuing impact on the combined results following the reverse acquisition.

The pro forma combined financial statements do not necessarily reflect what the combined company’s financial condition or results of operations would have been had the acquisition occurred on the dates indicated. They also may not be useful in predicting the future financial condition and results of operations of the combined company. The actual financial position and results of operations may differ significantly from the pro forma amounts reflected herein.

The pro forma condensed financial statements should be read in conjunction with a reading of the historical financial statements and accompanying notes of the QDM included in the Annual Report on Form 10-K for the fiscal year ended December 31, 2019 and of QDM BVI’s consolidated financial statements for the year ended March 31, 2020 included in this Form S-1.

3. Pro forma adjustments

The adjustments included in the pro forma combined balance sheets are as follows:

(a)	The elimination of historical equity of QDM BVI of $50,000 common stock and issuance of 900,000 preferred shares of QDM at par value of $0.0001 per share to the shareholder of QDM BVI as a result of the reverse acquisition; and the release of $125,009 deferred transaction costs in relation to the reverse acquisition into equity.